Fair Value Measurements (valuation of investments and financial instruments) (Details) (USD $)	9 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Embedded Derivative, Fair Value of Embedded Derivative Liability	$ (14,825,000)	$ (16,067,000)
Derivative Financial Instruments, Liabilities, Fair Value Disclosure	(14,721,000)	(14,820,000)
[OilAndGasCommodityDerivativesMember]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability Fair Value Net	104,000	1,247,000
[FairValueInputsLevel1Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Embedded Derivative, Fair Value of Embedded Derivative Liability	0	0
Derivative Financial Instruments, Liabilities, Fair Value Disclosure	0	0
[FairValueInputsLevel1Member] | [OilAndGasCommodityDerivativesMember]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability Fair Value Net	0	0
[FairValueInputsLevel2Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Embedded Derivative, Fair Value of Embedded Derivative Liability	0	0
Derivative Financial Instruments, Liabilities, Fair Value Disclosure	101,000	1,038,000
[FairValueInputsLevel2Member] | [OilAndGasCommodityDerivativesMember]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability Fair Value Net	101,000	1,038,000
[FairValueInputsLevel3Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Embedded Derivative, Fair Value of Embedded Derivative Liability	(14,825,000)	(16,067,000)
Derivative Financial Instruments, Liabilities, Fair Value Disclosure	(14,822,000)	(15,858,000)
[FairValueInputsLevel3Member] | [OilAndGasCommodityDerivativesMember]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability Fair Value Net	3,000	209,000
Fair Value Inputs Entity Credit Risk	5.00%
Fair Value, Changes In Liability, Credit Spread Impact, Value	2,000,000
Fair Value Assumptions Expected Volatility Rate	5.00%
Fair Value, Changes In Liability, Volatility Rate Impact, Value	$ 2,000,000